                                                   Filed pursuant to Rule 497(c)

LMCG FUNDS

LMCG SMALL CAP GROWTH FUND

LMCG MID CAP GROWTH FUND

LMCG SMALL CAP TAX-SENSITIVE FUND

    A SHARES

PROSPECTUS

December 28, 2000

    The Securities and Exchange Commission (SEC) has not approved or disapproved the Funds' shares or determined whether this prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

ABOUT THE FUNDS.........................................  3

MORE ABOUT RISK.........................................  12

HOW TO BUY AND SELL SHARES..............................  15

SALES CHARGES AND RELATED PROGRAMS......................  20

SHAREHOLDER INFORMATION.................................  23

MANAGEMENT..............................................  25

FOR MORE INFORMATION....................................  Back cover

ABOUT THE FUNDS

    The following describes each Fund's investment objective, main investments and strategies, main risks, and fees and expenses. Another section, MORE ABOUT RISK, further describes the Funds' main risks and begins after this section.

    There can be no assurance that the Funds will achieve their objectives.

LMCG SMALL CAP GROWTH FUND

OBJECTIVE

    The Fund seeks capital growth.

STRATEGY

    The Fund invests primarily in equity securities of smaller capitalization (small cap) U.S. companies. The Fund focuses on companies with total market capitalizations within the range of total market capitalizations of companies included in the Russell 2000 Growth Index. This would correspond to companies with total market capitalizations of $1.5 billion or less as of June 30, 2000.

    The investment adviser employs a GROWTH oriented investment style in managing the Fund's portfolio, which means the investment adviser seeks to identify those companies that are experiencing or will experience strong growth. Stock selection is based on a "bottom-up" approach, which means that the investment adviser focuses on individual companies instead of trying to predict which market or industry sectors will perform best (as opposed to a "top-down" approach, which targets particular market or industry sectors before considering individual companies).

    In making investment decisions, the investment adviser assesses whether a company's fundamentals -- financial condition, management, and position in its industry -- indicate strong prospects for earnings growth. In making this assessment, the investment adviser may consider such particular factors as a company's market share, projected earnings, cash flows, technology leadership, patents and other intellectual property, marketing prowess and product development capabilities. The investment adviser invests in companies that it believes will experience earnings and revenues growth at an accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

    The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

    The Fund's investments may include companies making initial public offerings. While most assets will be invested in U.S. common stocks, the Fund may invest up to 25% of its total assets in securities issued by foreign companies (measured at the time of investment). The Fund also may invest in other securities, including other investment companies and futures and options, in keeping with the Fund's investment objectives.

RISKS

    Investors could lose money on their investments in the Fund, or the Fund could underperform other possible investments, if any of the following occurs:

    - The U.S. or foreign stock markets go down.

    - Small cap stocks fall out of favor with the market.

    - The markets favor stocks with "value" characteristics over growth stocks.

    - Negative market sentiment towards, or events affecting issuers in, the technology, health care, business services and communications sectors or other sectors that traditionally have included a large number of growth stocks.

    - An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

    - The investment adviser's judgment about the attractiveness, value or potential appreciation of a particular company's stock proves to be incorrect.

    An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    SMALLER COMPANY RISK. The Fund is subject to additional risk because of its focus on small cap stocks. Smaller companies may have limited product lines, markets and financial resources, and may depend on a small, inexperienced management group. They may have shorter operating histories and more volatile businesses. The prices of smaller company stocks, and in particular aggressive growth stocks, tend to be more volatile than the prices of stocks of companies with larger market capitalizations. In addition, it may be harder to sell these stocks, which can reduce their selling prices. Small cap stocks are more susceptible to these risks than mid cap stocks.

    Investments in initial public offerings typically are subject to these risks to a more pronounced degree, and may result in increased trading costs and taxable distributions

    FOREIGN SECURITY RISK. Investing in foreign securities involves risks not associated with investment in U.S. securities, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, higher trading costs, changes in political conditions, investment and repatriation restrictions, and settlement and custody risks.

WHO MAY WANT TO INVEST

    The Fund may be an appropriate investment if you:

    - are seeking capital growth over the long term (at least five years) and are willing to ride out market swings;

    - are looking to allocate a portion of your assets to stocks with above-average volatility;

    - are comfortable with the risks of the stock market;

    - are not seeking a substantial amount of current income.

LMCG MID CAP GROWTH FUND

OBJECTIVE

    The Fund seeks capital growth.

STRATEGY

    The Fund invests primarily in equity securities of medium capitalization (mid cap) U.S. companies. The Fund focuses on companies with total market capitalization within the range of total market capitalizations of the companies included in the Russell Mid-Cap Growth Index. This would correspond to companies with total market capitalizations between 1.6 billion and $13 billion as of June 30, 2000.

    The investment adviser employs a GROWTH oriented investment style in managing the Fund's portfolio, which means the investment adviser seeks to identify those companies that are experiencing or will experience strong growth. Stock selection is based on a "bottom-up" approach, which means that the investment adviser focuses on individual companies instead of trying to predict which market or industry sectors will perform best (as opposed to a "top-down" approach, which targets particular market or industry sectors before considering individual companies).

    In making investment decisions, the investment adviser assesses whether a company's fundamentals -- financial condition, management, and position in its industry -- indicate strong prospects for earnings growth. In making this assessment, the investment adviser may consider such particular factors as a company's market share, projected earnings, cash flows, technology leadership, patents and other intellectual property, marketing prowess and product development capabilities. The investment adviser invests in companies that it believes will experience earnings and revenues growth at an accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

    The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

    The Fund's investments may include companies making initial public offerings. While most assets will be invested in U.S. common stocks, the Fund may invest up to 25% of its total assets in foreign securities (measured at the time of investment). The Fund also may invest in other securities, including other investment companies and futures and options, in keeping with the Fund's investment objectives.

RISKS

    Investors could lose money on their investments in the Fund, or the Fund could underperform other possible investments, if any of the following occurs:

    - The U.S. or foreign stock markets go down.

    - Mid cap stocks fall out of favor with the market.

    - The markets favor stocks with "value" characteristics over growth stocks.

    - Negative market sentiment towards, or events affecting issuers in, the technology, health care, business services and communications sectors or other sectors that traditionally have included a large number of growth stocks.

    - An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

    - The investment adviser's judgment about the attractiveness, value or potential appreciation of a particular company's stock proves to be incorrect.

    SMALLER COMPANY RISK. The Fund is subject to additional risk because of its focus on the stocks of companies with medium-sized market capitalizations, which are smaller and generally less seasoned than the largest companies. Smaller companies may have limited product lines, markets and financial resources, and may depend on a small, inexperienced management group. They may have shorter operating histories and more volatile businesses. The prices of smaller company stocks, and in particular aggressive growth stocks, tend to be more volatile than the prices of stocks of companies with larger market capitalizations. In addition, it may be harder to sell these stocks, which can reduce their selling prices. Mid cap stocks are less susceptible to these risks than small cap stocks.

    Investments in initial public offerings typically are subject to these risks to a more pronounced degree, and may result in increased trading costs and taxable distributions

    FOREIGN SECURITY RISK. Investing in foreign securities involves risks not associated with investment in U.S. securities, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, higher trading costs, changes in political conditions, investment and repatriation restrictions, and settlement and custody risks.

WHO MAY WANT TO INVEST

    The Fund may be an appropriate investment if you:

    - are seeking capital growth over the long term (at least five years) and are willing to ride out market swings;

    - are looking to allocate a portion of your assets to stocks with above-average volatility;

    - are comfortable with the risks of the stock market;

    - are not seeking a substantial amount of current income.

LMCG SMALL CAP TAX-SENSITIVE FUND

OBJECTIVE

    The Fund seeks capital growth. As a secondary objective, the Fund also seeks to minimize taxable distributions to shareholders.

STRATEGY

    The Fund invests primarily in equity securities of smaller capitalization (small cap) U.S. companies. The Fund focuses on companies with total market capitalizations within the range of total market capitalizations of companies included in the Russell 2000 Growth Index. This would correspond to companies with total market capitalizations of 1.5 billion or less as of June 30, 2000.

    The investment adviser employs a GROWTH oriented investment style in managing the Fund's portfolio, which means the investment adviser seeks to identify those companies that are experiencing or will experience strong growth. Stock selection is based on a "bottom-up" approach, which means that the investment adviser focuses on individual companies instead of trying to predict which market or industry sectors will perform best (as opposed to a "top-down" approach, which targets particular market or industry sectors before considering individual companies).

    In making investment decisions, the investment adviser assesses whether a company's fundamentals -- financial condition, management, and position in its industry -- indicate strong prospects for earnings growth. In making this assessment, the investment adviser may consider such particular factors as a company's market share, projected earnings, cash flows, technology leadership, patents and other intellectual property, marketing prowess and product development capabilities. The investment adviser invests in companies that it believes will experience earnings and revenues growth at an accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

    The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

    TAX MANAGEMENT STRATEGY. The Fund uses the following strategies, to the extent consistent with its primary objective, to reduce the impact of federal and state income taxes on the Fund's after-tax returns.

    - Minimizing sales of securities that result in capital gains.

    - In selling securities that have appreciated in value, selling the highest cost shares first to reduce the amount of capital gain. Also, preferring the sale of securities producing long-term gains to those producing short-term gains.

    - Selling securities to realize capital losses that can be offset against realized capital gains.

    - Favoring lower dividend stocks and limiting income-producing investments.

    Although the Fund seeks to minimize capital gains, gains will be realized when it is believed that investment considerations with regard to a particular security outweigh tax considerations. Similarly, although the Fund seeks to limit exposure to high-yielding stocks, the payment of dividends -- even higher-than-average dividends -- does not disqualify the stock from conderation for investment.

    The Fund's investments may include companies making initial public offerings. While most assets will be invested in U.S. common stocks, the Fund may invest up to 25% of its total assets in foreign securities (measured at the time of investment). These include non-U.S. dollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as American Depository Receipts). The Fund also may invest in other securities, including other investment companies and futures and options, in keeping with the Fund's investment objectives.

RISKS

    Investors could lose money on their investments in the Fund, or the Fund could underperform other possible investments, if any of the following occurs:

    - The U.S. or foreign stock markets go down.

    - Small cap stocks fall out of favor with the market.

    - The markets favor stocks with "value" characteristics over growth stocks.

    - Negative market sentiment towards, or events affecting issuers in, the technology, health care, business services and communications sectors or other sectors that traditionally have included a large number of growth stocks.

    - An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

    - The investment adviser's judgment about the attractiveness, value or potential appreciation of a particular company's stock proves to be incorrect.

    - The investment adviser's attempts to manage the Fund in a tax-efficient manner are not successful, require trade-offs that reduce pre-tax returns or result in the Fund retaining ownership of securities longer than it otherwise might.

    SMALLER COMPANY RISK. The Fund is subject to additional risk because of its focus on small cap stocks. Smaller companies may have limited product lines, markets and financial resources, and may depend on a small, inexperienced management group. They may have shorter operating histories and more volatile businesses. The prices of smaller company stocks, and in particular aggressive growth stocks, tend to be more volatile than the prices of stocks of companies with larger market capitalizations. In addition, it may be harder to sell these stocks, which can reduce their selling prices. Small cap stocks are more susceptible to these risks than mid cap stocks.

    Investments in initial public offerings typically are subject to these risks to a more pronounced degree, and may result in increased trading costs and taxable distributions

    FOREIGN SECURITY RISK. Investing in foreign securities involves risks not associated with investment in U.S. securities, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, higher trading costs, changes in political conditions, investment and repatriation restrictions, and settlement and custody risks.

WHO MAY WANT TO INVEST

    The Fund may be an appropriate investment if you:

    - are seeking capital growth over the long term (at least five years) and are willing to ride out market swings;

    - are looking to allocate a portion of your assets to stocks with above-average volatility;

    - are comfortable with the risks of the stock market;

    - are not seeking a substantial amount of current income;

    - are a relatively high-income investor seeking tax-advantaged total returns.

    An investment in any of the Funds may not be appropriate for all investors. No Fund is intended to be a complete investment program.

FUND PERFORMANCE AND EXPENSES

PAST FUND PERFORMANCE

    As new funds, the Funds do not have performance history as of the date of this prospectus.

EXPENSE INFORMATION

    This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

    SHAREHOLDER TRANSACTION FEES (fees paid directly from your investment)(a)

Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering
  price)...................................   5.5%(b)

Maximum Deferred Sales Charge (Load)
  Imposed on Purchases (as a percentage of
  the lesser of purchase price or
  redemption proceeds).....................   None(c)

Redemption Fee (as a percentage of the
  amount redeemed).........................  0.75%(d)

------------------------

(a) Investments made through broker-dealers or other financial intermediaries may entail additional charges imposed by those intermediaries.

(b)   The sales charge declines as the amount invested increases.

(c) A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.

(d) You will be assessed a redemption fee (payable to the Fund) of 0.75% of your redemption amount if you redeem Fund shares within 180 days after investing.

    ANNUAL OPERATING EXPENSES (expenses deducted from Fund assets)

                                  LMCG SMALL    LMCG MID      LMCG SMALL
                                  CAP GROWTH   CAP GROWTH      CAP TAX-
                                     FUND         FUND      SENSITIVE FUND
                                  ----------   ----------   --------------
Management Fees.................     0.90%        0.80%          0.90%
Distribution and/or Service
  (12b-1) Fees..................     0.25%        0.25%          0.25%
Other Expenses(1)...............     0.50%        0.50%          0.50%
                                     ----         ----           ----
Total Operating Expenses........     1.65%        1.55%          1.65%
Fee Waiver and Expense
  Reimbursement(2)..............     0.15%        0.15%          0.15%
                                     ----         ----           ----
Net Expenses(2).................     1.50%        1.40%          1.50%

(1) Other Expenses are based on annualized estimated amounts for the current fiscal year.

(2) Reflects the impact of a contractual undertaking by the investment adviser to reduce Fund expenses (by paying certain expenses and/or waiving fees) so that the total operating expenses for A Shares for the first 12 months of each Fund's operations will not exceed 1.50% for LMCG Small Cap Growth Fund, 1.40% for LMCG Mid Cap Growth Fund and 1.50% for LMCG Small Cap Tax-Sensitive Fund, respectively. Thereafter, any such expense reductions will be voluntary and may be reduced or eliminated at any time upon notifying investors.

EXAMPLE

    This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 YEAR    3 YEARS
                                                       --------   --------
LMCG Small Cap Fund..................................    $699      $1,035
LMCG Mid Cap Fund....................................    $689      $1,006
LMCG Small Cap Tax-Sensitive Fund....................    $699      $1,035

MORE ABOUT RISK

    The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. Main risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

    MARKET RISK. Market risk is the risk that the market value of a Fund's investments will fluctuate as the stock markets fluctuate. Market risk may affect a particular industry or segment of the economy or it may affect the market as a whole.

    The total return of each Fund will fluctuate within a wide range, like stock prices generally, so you could lose money over short or even long periods. Stock markets can move in cycles, with periods of rising prices and periods of falling prices.

    MANAGEMENT RISK. Management risk is the risk that an investment adviser's decisions will not produce the desired result. The investment adviser's assessment of companies held in a Fund's portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

    GROWTH STOCK RISK. The Fund's strategy of investing in "growth" stocks could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. In addition, growth stocks can be volatile for several reasons. Because they usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividend income of other types of stocks that could cushion their decline in a falling market. Also, because investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

    IPO RISK. Securities issued through an initial public offering (an "IPO") are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

    FOREIGN SECURITY RISK. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means that a Fund may at times be unable to sell them at desirable prices. Foreign settlement procedures also may involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.

    Certain of these risks also may apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

    SHORT-TERM TRADING.  Each Fund (except for LMCG Small Cap Tax-Sensitive
Fund) may engage in short-term trading, including short-term trading in IPOs. The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on many factors. A higher rate of portfolio turnover could produce increased trading costs and taxable distributions, which could detract from a Fund's performance.

    TEMPORARY DEFENSIVE POSITIONS. For temporary defensive purposes, each Fund may hold all or substantial portion of its assets in cash or fixed-income investments. The types of securities in which a Fund may invest include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. No estimate can be made as to when or for how long a Fund may employ a defensive strategy. Although a defensive strategy may help insulate a Fund from a downturn in securities markets, it could prevent the Fund from capturing the gains it would otherwise achieve if the Fund did not employ a defensive strategy.

    POLICY CHANGES. The Funds' Board of Trustees may change a Fund's objective, investment approach and other policies without shareholder approval, except as otherwise indicated.

    OTHER INVESTMENTS. In addition to the main investment strategies described above, each Fund may make other investments, such as investments in preferred stocks, convertible securities, debt securities and derivatives, which may be subject to other risks, as described in the Fund's Statement of Additional Information (SAI).

HOW TO BUY AND SELL SHARES

HOW TO BUY SHARES

    PURCHASE PRICE OF SHARES. Each Fund offers one class of shares -- A Shares. A Shares are sold at the net asset value per share (NAV) next determined after the Fund receives a purchase order in proper form plus any applicable sales charge.

    INVESTMENT MINIMUMS. There is a $1,000 minimum for initial purchases and a $250 minimum for subsequent purchases of shares of a Fund. Each Fund may waive these minimums in its discretion. Initial investment minimums do not apply to investments made through a periodic investment program for investors who make a monthly investment of $250 or more.

    METHODS FOR PURCHASING SHARES.  Investors may purchase shares:

    THROUGH A FINANCIAL INTERMEDIARY. A financial intermediary authorized by the distributor can sell you shares of each Fund. Financial intermediaries include banks, broker-dealers, insurance companies and investment advisers. Please note that financial intermediaries may charge you transaction-based or other fees for their services. See ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS -- INVESTING THROUGH FINANCIAL INTERMEDIARIES.

    BY MAIL. You may open an account by completing, signing and mailing the attached account application form and a check or other negotiable bank draft (payable to LMCG Funds) for $1,000 or more to the address below. Be sure to specify on your account application form the Fund being purchased. For additional investments, send a letter stating the name of each Fund and the amount you would like to invest in each Fund (which must be at least $250 per Fund), your name and your account number with a check for the appropriate amount to the address below.

REGULAR MAIL:                       OVERNIGHT MAIL:
LMCG Funds                          LMCG Funds
c/o PFPC                            c/o PFPC
P.O. Box 9686                       4400 Computer Drive
Providence, RI 02940                Westborough, MA 01581

    BY WIRE. To open a new account, you should call the Funds at 1-866-468-6337 to obtain an account number and complete wire instructions prior to wiring any money. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the transfer agent at LMCG Funds, c/o PFPC, P.O. Box 9686, Providence, RI 02940. Wire instructions must state the

Fund's name, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

        Boston Safe Deposit & Trust
        Boston, MA
        ABA# 011-001-234
        DDA# 014516
        FBO: LMCG Funds
        For credit to: [Name of Fund / Shareholder Account Number / Name of Shareholder]

    You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

    THROUGH AUTOMATIC INVESTMENT. Under the Automatic Investment Plan (AIP) you may arrange for periodic investments in one or more Funds through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at 1-866-468-6337. The minimum pre-authorized investment amount per Fund is $250. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

HOW TO REDEEM (SELL) SHARES

    REDEMPTION PRICE. We will redeem shares at the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable CDSC or redemption fee.

    Please see SALES CHARGES AND RELATED PROGRAMS below for information about CDSCs and redemption fees.

    METHODS FOR REDEEMING SHARES. You may redeem shares of the Funds in several ways:

        THROUGH A FINANCIAL INTERMEDIARY. Your financial intermediary will be responsible for furnishing information to the Funds in proper form and may charge for these services. See ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS -- INVESTING THROUGH FINANCIAL INTERMEDIARIES.

        BY MAIL. You may mail your redemption request to: LMCG Funds, c/o PFPC, P.O. Box 9686, Providence, RI 02940. (For overnight mail, use the address under METHODS FOR PURCHASING SHARES.) The redemption request should state the name of the Fund or Funds, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

        BY TELEPHONE. You can redeem your shares by contacting your financial intermediary or calling the Funds at 1-866-468-6337. There is no minimum requirement for telephone redemptions paid by check.

        If you are redeeming shares worth at least $1,000 and you have authorized expedited redemption on your account application form, simply call the Funds prior to 4:00 p.m. (Eastern time), and request the redemption proceeds be mailed to the commercial bank or registered broker-dealer you designated on your account application form. We will send your redemption amount to you on the next business day. We reserve the right at any time to change this redemption procedure or impose fees for this service.

        During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

        THROUGH AUTOMATIC WITHDRAWAL. If you have an account value of $2,500 or more in a Fund, you may redeem shares of the Fund on a monthly, quarterly, semi-annual or annual basis through the Automatic Withdrawal Plan (AWP). The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP application form available through the transfer agent. To participate in the AWP, you must have your dividends automatically reinvested. You may change or cancel the AWP at any time upon notice to the transfer agent. You should not buy A Shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSC when you redeem shares.

ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS

    MEDALLION SIGNATURE GUARANTEES. For your protection, a medallion signature guarantee is required for the following redemption requests: (a) redemption proceeds greater than $50,000; (b) redemption proceeds that are payable to someone other than the record owner of the account; or (c) redemption proceeds being mailed to an address other than the address of record on the account. A MEDALLION signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Notarized signatures or signature guarantees from financial institutions that are not participating in one of these programs will not be accepted.

EXCHANGE PRIVILEGE

    Shareholders of a Fund are entitled to exchange some or all of their shares of the Fund for shares of another fund of the LMCG Funds, subject to any applicable redemption fee. Shares that are exchanged will be valued at their respective net asset values computed as of the close of regular trading on the NYSE on the day the exchange is requested.

    An exchange of shares pursuant to the exchange privilege may result in a shareholder realizing a taxable gain or loss for income tax purposes. The exchange privilege is available to shareholders residing in any state in which the shares of the Fund being acquired may legally be sold. There is no charge for the exchange privilege. Any exchange, however, must meet the applicable minimum investment amount for the Fund into which the exchange is being made.

    REINVESTMENT PRIVILEGE. For 60 days after you sell shares of a Fund, you may reinvest your redemption proceeds in Fund shares at the then-current NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You or your financial intermediary must notify the transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

    TELEPHONE TRANSACTIONS. Shareholders automatically have the privilege of redeeming shares of the Funds by telephone. The Funds will employ reasonable procedures to verify the genuineness of telephone redemption requests, which may include recording telephone calls and requiring certain personal identification information. If reasonable procedures are not followed, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Funds' distributor or transfer agent will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. You should verify the accuracy of your account statements immediately after you receive them and contact the Funds if you question any activity in the account.

    INVESTING THROUGH FINANCIAL INTERMEDIARIES. Investors who purchase shares through a financial intermediary will be subject to the procedures of their financial intermediary, which may include charges, limitations, investment minimums, cutoff times for purchase and redemption requests, and restrictions in addition to, or different from, those generally applicable to Fund shareholders. Any such charges would reduce the return on an investment in a Fund. Investors should acquaint themselves with their financial intermediary's procedures and should read this prospectus in conjunction with any material and information provided by their financial intermediary. Investors who purchase a Fund's shares though a financial intermediary may or may not be the shareholder of record. Financial intermediaries are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

    Certain shareholder services, such as periodic investment programs, may not be available to customers of financial intermediaries or may differ in scope from programs generally available to Fund shareholders. Shareholders should contact their financial intermediary for further information. The Funds may confirm purchases and redemptions of a financial intermediary's customers directly to the intermediary, which in turn should provide its customers with confirmation and periodic statements. The Funds are not responsible for the failure of any financial intermediary to carry out its obligations to its customer.

    In certain cases, the Funds may authorize intermediaries to accept orders on a Fund's behalf up to the time at which the NAV is determined. If those orders are transmitted to the Fund and paid for in accordance with established procedures, they will be priced at the NAV next determined after the request is received by the intermediary in the form required.

    OTHER POLICIES.  In addition --

    - The Funds consider orders to be in "proper form" when all required documents are properly completed, signed and received.

    - Each Fund reserves the right to reject any purchase order, including exchanges from other LMCG Funds.

    - At any time, a Fund may change any of its purchase or redemption procedures, and may suspend the sale of its shares.

    - Each Fund may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

    - The Funds typically will send redemption amounts to you within seven days after you redeem shares. The Funds may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

    - To limit Fund expenses, the Funds do not currently issue share certificates.

    - Each Fund may temporarily stop redeeming shares if:

        - the New York Stock Exchange is closed;

        - trading on the New York Stock Exchange is restricted;

        - an emergency exists and a Fund cannot sell its assets or accurately determine the value of its assets; or

        - the Securities and Exchange Commission orders a Fund to suspend redemptions.

    - Each Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder will pay transaction costs to dispose of these securities.

    - Each Fund may redeem your account if its value falls below $1,000 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

SALES CHARGES AND RELATED PROGRAMS

SALES CHARGES

    You can purchase A Shares at the NAV plus an initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge and commissions paid to selected dealers are as follows:

                                     SALES CHARGE AS A
                                       PERCENTAGE OF
                                   ---------------------        DEALER
                                                  NET      REALLOWANCE AS A
                                      YOUR       ASSET      PERCENTAGE OF
AMOUNT OF PURCHASE                 INVESTMENT    VALUE      OFFERING PRICE
------------------                 ----------   --------   ----------------
Less than $25,000................     5.50%       5.82%        5.00%
$25,000 to $49,999...............     5.25%       5.54%        4.75%
50,000 to $99,999................     4.50%       4.71%        4.00%
$100,000 to $249,999.............     3.50%       3.63%        3.25%
$250,000 to $499,999.............     2.50%       2.56%        2.25%
$500,000 to $999,999.............     1.50%       1.52%        1.25%
$1,000,000 or more...............   None*       None*      (see below)**

* No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on redemptions within one year of this type of purchase.

** The distributor will pay a 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

    The distributor may pay the entire commission to dealers.

SALES CHARGE REDUCTIONS

    Sales charges may be reduced or eliminated in the following circumstances. For further information on sales charge reductions, call the Funds at 1-866-468-6337.

    LETTER OF INTENT. If you intend to purchase at least $25,000 of A Shares of the Funds, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds' transfer agent that you have a Letter of Intent each time you make an investment.

    You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. Your shares will be held subject to a pledge for this purpose. The custodian will release the pledge at the end of the 13 months unless you do not complete your intended investment.

    QUANTITY DISCOUNTS. You may combine purchases of A Shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your financial intermediary or the Funds' transfer agent to qualify.

    RIGHT OF ACCUMULATION. You may add the value of any A Shares of the Funds you already own to the amount of your next investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your financial intermediary or the transfer agent to qualify. Certain financial intermediaries may not offer these programs or may impose conditions or fees to use these programs. You should consult with your financial intermediary prior to purchasing the Funds' shares.

    OTHER CIRCUMSTANCES. We may waive some or all of the initial sales charge for the following types of purchasers:

    1. individuals with an investment account or relationship with the investment adviser;

    2. full-time employees and retired employees of the investment adviser or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

    3. registered broker-dealers that have entered into selling agreements with the distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

    4. individuals who reinvest a distribution from a qualified retirement plan for which the investment adviser serves as investment adviser;

    5. banks and other financial intermediaries that have entered into agreements with a Fund, the investment adviser or the distributor to provide shareholder services for their customers that are Fund shareholders (including customers of such banks and other financial intermediaries, and the immediate family members of such customers);

    6. financial planners who charge a fee for their advisory services or employee benefit plan consultants acting for the accounts of their clients ;

    7. customers of LPM Investment Services, Inc. ("LPM") investing with proceeds of a redemption at net asset value, within the preceding 60 days, of shares of another mutual fund (which is not one of the LMCG Funds) on which the investor has paid a front-end sales charge to LPM; and

    8. investors investing with proceeds of a redemption at net asset value, within the preceding 60 days, of shares of another mutual fund (which is not one of the LMCG Funds) that has been managed by one or more of the Funds' portfolio managers within the past year.

    REDEMPTION FEE AND CDSC. You will be assessed a redemption fee of 0.75% (expressed as a percentage of the amount you are redeeming) if you redeem a Fund's shares within 180 days after investing. This fee is intended to protect the Fund's long-term shareholders, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee, which is paid to the Fund, is not a deferred sales charge, and is not a commission paid to the investment adviser, the distributor, or their respective affiliates. The Funds will use the "first-in, first-out" (FIFO) method to determine the 180-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is 180 days or less, the fee will be charged.

    You pay a CDSC when you redeem A Shares that were bought as part of an investment of at least $1 million within one year of buying them. The CDSC is based on the original net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower. You will not pay a CDSC to the extent that the value of the redeemed shares represents (1) reinvestment of dividends or capital gain distributions; or (2) capital appreciation of shares redeemed. When you redeem shares, the Funds will assume that you first are redeeming shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time.

    The Funds will waive the CDSC payable upon redemption of Fund shares for:

    - redemptions made within one year after the death of a shareholder or registered joint owner;

    - minimum required distributions made from an IRA or other retirement plan account after you reach age 70;

    - involuntary redemptions made by the Funds.

RULE 12B-1 FEES

    Each Fund has adopted a Rule 12b-1 plan that allows the Fund to pay fees for services provided to shareholders. Under the plan, the Funds may pay an annual fee of up to 0.25% of the average daily net assets of A Shares to pay for certain shareholder services provided by financial intermediaries that have agreements with the Funds or the Funds' distributor to provide such services. The plan is a "compensation" type plan.

    Because the fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of an investment in the Funds and may cost a shareholder more than paying other types of sales charges.

    In addition to Rule 12b-1-related payments, the investment adviser may, from time to time, make payments to banks, broker-dealers or other financial intermediaries for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The investment adviser or distributor may make such payments out of its own resources, without additional cost to the Funds or its shareholders. In certain cases, such as in the case of sub-transfer agency services, the Funds may contract for, and pay for, these services directly.

SHAREHOLDER INFORMATION

PRICING YOUR SHARES

    The NAV is the value of a single share of a Fund. Each Fund's NAV is calculated on each day the New York Stock Exchange is open (a "business day").

    When you buy or sell shares you do so at the Fund's NAV next calculated after the Fund accepts your order. Purchase or sale orders received by each Fund's transfer agent or an authorized financial intermediary and accepted by the Fund before the close of business that day will be executed at the Fund's NAV on that day. Orders received after that time will be executed at the Fund's NAV at the close of the next business day.

    Each Fund calculates its NAV as of the close of regular session trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time). If the New York Stock Exchange closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time.

    The NAV is calculated by (1) taking the current value of the Fund's total assets, (2) subtracting the liabilities and expenses of the Fund, and
(3) dividing that amount by the total number of shares outstanding. The NAV of each Fund is generally based on the market value of the securities held in the Fund. If market values are not available, the fair value of securities as determined in good faith by, or using procedures approved by, the Board of Trustees of the Fund.

DIVIDENDS

    It is currently contemplated that dividends of each Fund's net investment income, if any, will be declared and paid annually. In the event that a Fund's Board of Trustees changes the dividend policy, shareholders will be notified. Net capital gain, if any, realized by a Fund will be distributed at least annually. Unless a shareholder elects payment in cash, all dividend and capital gain distributions of a Fund are automatically reinvested in additional full and fractional shares of the Fund at the NAV as of the payment date of the distribution.

    BUYING A DIVIDEND. If you purchase shares shortly before a distribution, you will be taxed on the distribution, even though it represents a return of your investment. To avoid this result, check each Fund's distribution schedule before you invest.

TAXES

    Dividends derived from each Fund's net investment income and short-term capital gains are generally taxable to a shareholder as ordinary income. Distributions of net capital gain (that is, the excess of net capital gains from capital assets held more than one year over the net losses from capital assets held for not more than one year), if any, realized by a Fund are taxable to shareholders of the Fund as a long-term capital gain (taxable, in the case of an individual shareholder, at a maximum rate of 20%), regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. Distributions are taxable whether received in cash or reinvested in additional Fund shares.

    The Funds' investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

    Any gain resulting from the sale, exchange, or redemption of shares will generally also be subject to tax. You should consult your tax adviser regarding specific questions as to federal, state and local taxes.

    Required tax information will be provided annually. You are encouraged to retain copies of your account statements or year-end statements for tax reporting purposes. However, if you have incomplete records, you may obtain historical account transaction information at a reasonable fee.

MANAGEMENT

INVESTMENT ADVISER

    Lee Munder Investments Ltd., 231 Royal Palm Way, Palm Beach FL 33480, the investment advisory arm of the Lee Munder Capital Group, is the Funds' investment adviser. The investment adviser oversees the Funds' program, places orders for the Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales.

    The investment adviser was organized in January 2000 and is registered with the SEC. In addition to the Funds, the investment adviser provides investment advisory services to private accounts and, as of September 30, 2000, had approximately $500 million under management. Lee P. Munder is Chairman of the investment adviser. Mr. Munder formerly was the founder and chief executive officer of Munder Capital Management.

    For its services, the investment adviser receives an annual fee based on each Fund's average daily net assets at the following rates: 0.90% for LMCG Small Cap Growth Fund, 0.80% for LMCG Mid Cap Growth Fund and 0.90% for LMCG Small Cap Tax-Sensitive Fund, respectively The investment adviser has contractually undertaken to reduce Fund expenses (by paying certain expenses and/or waiving fees) so that each Fund's total operating expenses for the first 12 months of its operations will not exceed

1.50% for LMCG Small Cap Growth Fund, 1.40% for LMCG Mid Cap Growth Fund and 1.50% for LMCG Small Cap Tax-Sensitive Fund, respectively. Thereafter, any such expense reductions will be voluntary and may be reduced or eliminated at any time upon notifying investors.

    PORTFOLIO MANAGEMENT. The full advisory staff of the investment adviser contributes to the investment management services provided to the Funds. The following persons, however, are primarily responsible for the day-to-day investment management of the Funds:

        LMCG SMALL CAP GROWTH FUND -- Nicholas S. Battelle and Andrew Beja.
    Mr. Battelle is Managing Director of the investment adviser. Before joining the investment adviser in August 2000, Mr. Battelle had served as vice president and director of Standish, Ayer & Wood, Inc. since 1984. Mr. Beja is a Director of the investment adviser. Before joining the investment adviser in August 2000, Mr. Beja had served as vice president and senior analyst of Standish, Ayer & Wood, Inc. since March 1996 and as an associate director since 1999. Previously, Mr. Beja was a vice president and analyst at Advest, Inc.

        LMCG MID CAP GROWTH FUND -- Nicholas S. Battelle and Michael J. Chapman. Mr. Chapman, Portfolio Manager, joined the investment adviser in November 2000. Before joining the investment adviser, Mr. Chapman had served as chief investment officer, director of research and portfolio manager at Westfield Capital Management since June 1990. Previously, Mr. Chapman held numerous analytical and portfolio roles at Eaton Vance. For a description of Mr. Battelle, see LMCG Small Cap Growth Fund above.

        LMCG SMALL CAP TAX-SENSITIVE FUND -- Nicholas S. Battelle. For a description of Mr. Battelle, see LMCG Small Cap Growth Fund above.

DISTRIBUTOR

    Funds Distributor, Inc. acts as distributor of the Funds' shares.

LMCG FUNDS
-------------------------------------------------------------------

FOR MORE INFORMATION

    More information on the Funds is available upon request, including the following:

    SHAREHOLDER REPORTS. Additional information about the Funds' investments is available in each Fund's annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

    STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI includes more information about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered a part of) this prospectus.

    You may request free copies of these materials, along with other information about the Funds and make shareholder inquiries by contacting:

LMCG Funds
231 Royal Palm Way
Palm Beach FL 33480
TELEPHONE: 1-866-468-6337
INTERNET SITE: http://www.leemunder.com

    Text-only versions of the Funds' prospectus can be viewed online or downloaded from Lee Munder Investments Ltd. (http://www.leemunder.com). The Funds' prospectus and other documents pertaining to the Funds also can be viewed online or downloaded from the SEC (http://www.sec.gov).

    You also can review and copy information about each Fund, including the SAI, at the SEC's public reference room in Washington, DC. For a duplicating fee, you may obtain copies of this information by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at publicinfo@sec.gov. For more information about these services, call the SEC at 1-202-942-8090.

    LMCG Funds' investment company registration number is 811-10069.

                                                   Filed pursuant to Rule 497(c)

LMCG FUNDS

LMCG TECHNOLOGY FUND

    A SHARES

PROSPECTUS

December 28, 2000

    The Securities and Exchange Commission (SEC) has not approved or disapproved the Fund's shares or determined whether this prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

ABOUT THE FUND..........................................  3

MORE ABOUT RISK.........................................  8

HOW TO BUY AND SELL SHARES..............................  10

SALES CHARGES AND RELATED PROGRAMS......................  15

SHAREHOLDER INFORMATION.................................  18

MANAGEMENT..............................................  20

FOR MORE INFORMATION....................................  Back cover

ABOUT THE FUND

    The following describes the Fund's investment objective, main investments and strategies, main risks, and fees and expenses. Another section, MORE ABOUT RISK, further describes main risks of the Fund and begins after this section.

OBJECTIVE

    The Fund seeks capital growth. There can be no assurance that the Fund will achieve this objective.

STRATEGY

    The Fund invests primarily in the securities of technology companies.

    Technology companies include those companies expected to benefit from the development, advancement, and use of science and technology. Some of the market sectors likely to be included in the portfolio are:

    - computers, including products, software, and electronic components;

    - telecommunications;

    - media and information services;

    - environmental services;

    - chemicals and synthetic materials;

    - health care, including medical devices, pharmaceuticals, and biotechnology;

    - defense and aerospace; and

    - internet products and services.

    The investment adviser employs a GROWTH oriented investment style in managing the Fund's portfolio, which means the investment adviser seeks to identify those companies that are experiencing or will experience strong growth. Stock selection is based on a "bottom-up" approach, which means that the investment adviser focuses on individual companies instead of trying to predict which industry sectors will perform best (as opposed to a "top-down" approach, which targets particular industry sectors before considering individual companies).

    In making investment decisions, the investment adviser assesses whether a company's fundamentals -- financial condition, management, and position in its industry -- indicate strong prospects for earnings growth. In making this assessment, the investment adviser may consider such particular factors as a company's market share, projected earnings, cash flows, technology leadership, patents and other intellectual property, marketing prowess and product development capabilities. The investment adviser invests in companies that it believes will experience earnings and revenues growth at an accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

    The Fund's holdings can range from large, "blue chip" companies with established track records to small companies developing new technologies, including companies making initial public offerings.

    The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

    As a technology fund, the Fund focuses its investments (in other words, invests 25% or more of its total assets) in the stocks of technology companies.

    While most assets will be invested in U.S. common stocks, the Fund may invest up to 25% of its total assets in securities issued by foreign companies (measured at the time of investment). These include non-U.S. dollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as American Depository Receipts). The Fund also may invest in other securities, including other investment companies and futures and options, in keeping with the Fund's investment objectives.

RISKS

    Investors could lose money on their investments in the Fund, or the Fund could underperform other possible investments, if any of the following occurs:

    - The U.S. or foreign stock markets go down.

    - Stocks of technology companies fall out of favor with the market.

    - The markets favor stocks with "value" characteristics over growth stocks.

    - An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

    - The investment adviser's judgment about the attractiveness, value or potential appreciation of a particular company's stock proves to be incorrect.

    An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    INVESTMENT FOCUS RISKS. The Fund's policy of focusing technology companies makes it more susceptible to factors adversely affecting companies in that sector.

    The technology sector can be affected by specific risks including: aggressive product pricing due to competitive pressure from numerous market entrants, short product cycles and product obsolescence, among others. Companies in the rapidly changing fields of science and technology often face high price volatility. The market price of technology companies may be particularly susceptible to earnings disappointments, such as earning projections that fail to materialize. Products and services that at first appear promising may not prove commercially successful or may become obsolete quickly. This level of risk will increase to the extent the Fund has significant exposure to smaller or unseasoned companies, which may not have established products or more experienced management. Increased volatility also is associated with investments in this segment of the stock market (as opposed to investments in a broader range of industries). The performance and volatility of the Fund will likely reflect that of this sector during down markets as well as during up markets.

    In addition, the Fund is "non-diversified," which means it may invest more than 5% of its assets in the stock of a single company. To the extent the Fund invests a greater percentage of its assets in a single company, the Fund has greater exposure to the performance and risks of that company.

    SMALLER COMPANY RISK. The Fund is subject to additional risk because of its investment in the stocks of small and medium-sized companies. These companies may have limited product lines, markets and financial resources, and may depend on a small, inexperienced management group. They may have shorter operating histories and more volatile businesses. The prices of small and medium-sized company stocks, and in particular aggressive growth stocks, tend to be more volatile than the prices of stocks of companies with larger market capitalizations. In addition, it may be harder to sell these stocks, which can reduce their selling prices. Small cap stocks are more susceptible to these risks than mid cap stocks.

    Investments in initial public offerings typically are subject to these risks to a more pronounced degree, and may result in increased trading costs and taxable distributions

    FOREIGN SECURITY RISK. Investing in foreign securities may involve risks not associated with investment in U.S. securities, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, higher trading costs, changes in political conditions, investment and repatriation restrictions, and settlement and custody risks.

WHO MAY WANT TO INVEST

    The Fund may be an appropriate investment if you:

    - are seeking capital growth over the long term (at least five years) and are willing to ride out market swings;

    - are looking to allocate a portion of your assets to stocks with above-average volatility;

    - are comfortable with the risks of the stock market;

    - are not seeking a substantial amount of current income;

    - want exposure to the technology sector and can accept the heightened risk and volatility associated with stocks of technology companies as compared to a fund investing across multiple sectors and industries.

    An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program.

PAST FUND PERFORMANCE

    As a new fund, the Fund does not have performance history as of the date of this prospectus.

EXPENSE INFORMATION

    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

    SHAREHOLDER TRANSACTION FEES (fees paid directly from your investment)(a)

Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering
  price)...................................   5.5%(b)

Maximum Deferred Sales Charge (Load)
  Imposed on Purchases (as a percentage of
  the lesser of purchase price or
  redemption proceeds).....................   None(c)

Redemption Fee (as a percentage of the
  amount redeemed).........................  0.75%(d)

------------------------

(a) Investments made through broker-dealers or other financial intermediaries may entail additional charges imposed by those intermediaries.

(b)   The sales charge declines as the amount invested increases.

(c) A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.

(d) You will be assessed a redemption fee (payable to the Fund) of your redemption amount if you redeem Fund shares within 180 days after investing.

    ANNUAL OPERATING EXPENSES (expenses deducted from Fund assets)

Management Fees.............................................    0.80%
Distribution and/or Service (12b-1) Fees....................    0.25%
Other Expenses(1)...........................................    0.50%
Total Operating Expenses....................................    1.55%
                                                                ----
Fee Waiver and Expense Reimbursement(2).....................    0.15%
                                                                ----
Net Expenses(2).............................................    1.40%

------------------------

(1) Other Expenses are based on annualized estimated amounts for the current fiscal year.

(2) Reflects the impact of a contractual undertaking by the investment adviser to reduce the Fund's expenses (by paying certain expenses and/ or waiving fees) so that the total operating expenses for A Shares for the first 12 months of the Fund's operations will not exceed 1.40%. Thereafter, any such expense reductions will be voluntary and may be reduced or eliminated at any time upon notifying investors.

EXAMPLE

    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR        3 YEARS
------        --------
 $689          $1,006

MORE ABOUT RISK

    The value of your investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values. Main risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

    MARKET RISK. Market risk is the risk that the market value of the Fund's investments will fluctuate as the stock markets fluctuate. Market risk may affect a particular industry or segment of the economy or it may affect the market as a whole.

    The total return of the Fund will fluctuate within a wide range, like stock prices generally, so you could lose money over short or even long periods. Stock markets can move in cycles, with periods of rising prices and periods of falling prices.

    MANAGEMENT RISK. Management risk is the risk that an investment adviser's decisions will not produce the desired result. The investment adviser's assessment of companies held in the Fund's portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

    GROWTH STOCK RISK. The Fund's strategy of investing in "growth" stocks could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. In addition, growth stocks can be volatile for several reasons. Because they usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividend income of other types of stocks that could cushion their decline in a falling market. Also, because investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

    IPO RISK. Securities issued through an initial public offering (an "IPO") are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to the Fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

    FOREIGN SECURITY RISK. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means that the Fund may at times be unable to sell them at desirable prices. Foreign settlement procedures also may involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets with less developed legal and financial systems.

    Certain of these risks also may apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.

    SHORT-TERM TRADING. The Fund may engage in short-term trading, including trading in IPOs. The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. A higher rate of portfolio turnover could produce increased trading costs and taxable distributions, which could detract from the Fund's performance.

    TEMPORARY DEFENSIVE POSITIONS. For temporary defensive purposes, the Fund may hold all or substantial portion of its assets in cash or fixed-income investments. The types of securities in which the Fund may invest include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. No estimate can be made as to when or for how long the Fund may employ a defensive strategy. Although a defensive strategy may help insulate the Fund from a downturn in securities markets, it could prevent the Fund from capturing the gains it would otherwise achieve if the Fund did not employ a defensive strategy.

    POLICY CHANGES. The Fund's Board of Trustees may change the Fund's objective, investment approach and other policies without shareholder approval, except as otherwise indicated.

    OTHER INVESTMENTS. In addition to the main investment strategies described above, the Fund may make other investments, such as investments in preferred stocks, convertible securities, debt securities and derivatives, which may be subject to other risks, as described in the Fund's Statement of Additional Information (SAI).

HOW TO BUY AND SELL SHARES

HOW TO BUY SHARES

    PURCHASE PRICE OF SHARES. The Fund offers one class of shares -- A Shares. A Shares are sold at the net asset value per share (NAV) next determined after the Fund receives a purchase order in proper form plus any applicable sales charge.

    INVESTMENT MINIMUMS. There is a $1,000 minimum for initial purchases and a $250 minimum for subsequent purchases of shares of the Fund. The Fund may waive these minimums in its discretion. Initial investment minimums do not apply to investments made through a periodic investment program for investors who make a monthly investment of $250 or more.

    METHODS FOR PURCHASING SHARES.  Investors may purchase shares:

    THROUGH A FINANCIAL INTERMEDIARY. A financial intermediary authorized by the distributor can sell you shares of the Fund. Financial intermediaries include banks, broker-dealers, insurance companies and investment advisers. Please note that financial intermediaries may charge you transaction-based or other fees for their services. See ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS -- INVESTING THROUGH FINANCIAL INTERMEDIARIES.

    BY MAIL. You may open an account by completing, signing and mailing the attached account application form and a check or other negotiable bank draft (payable to LMCG Funds) for $1,000 or more to the address below. Be sure to specify on your account application form the Fund being purchased. For additional investments, send a letter stating the name of the Fund and the amount you would like to invest in the Fund (which must be at least $250), your name and your account number with a check for the appropriate amount to the address below.

REGULAR MAIL:                       OVERNIGHT MAIL:
LMCG Funds                          LMCG Funds
c/o PFPC                            c/o PFPC
P.O. Box 9686                       4400 Computer Drive
Providence, RI 02940                Westborough, MA 01581

    BY WIRE. To open a new account, you should call the Fund at 1-866-468-6337 to obtain an account number and complete wire instructions prior to wiring any money. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the transfer agent at LMCG Funds, c/o PFPC, P.O. Box 9686, Providence, RI 02940. Wire instructions must state the

Fund's name, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

        Boston Safe Deposit & Trust
        Boston, MA
        ABA# 011-001-234
        DDA# 014516
        FBO: LMCG Funds
        For credit to: [Name of Fund / Shareholder Account Number / Name of Shareholder]

    You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

    THROUGH AUTOMATIC INVESTMENT. Under the Automatic Investment Plan (AIP) you may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Fund at 1-866-468-6337. The minimum pre-authorized investment amount per Fund is $250. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

HOW TO REDEEM (SELL) SHARES

    REDEMPTION PRICE. We will redeem shares at the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable CDSC or redemption fee.

    Please see SALES CHARGES AND RELATED PROGRAMS below for information about CDSCs and redemption fees.

    METHODS FOR REDEEMING SHARES. You may redeem shares of the Fund in several ways:

        THROUGH A FINANCIAL INTERMEDIARY. Your financial intermediary will be responsible for furnishing information to the Fund in proper form and may charge for these services. See ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS -- INVESTING THROUGH FINANCIAL INTERMEDIARIES.

        BY MAIL. You may mail your redemption request to: LMCG Funds, c/o PFPC, P.O. Box 9686, Providence, RI 02940. (For overnight mail, use the address under METHODS FOR PURCHASING SHARES.) The redemption request should state the name of the Fund, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

        BY TELEPHONE. You can redeem your shares by contacting your financial intermediary or calling the Fund at 1-866-468-6337. There is no minimum requirement for telephone redemptions paid by check.

        If you are redeeming shares worth at least $1,000 and you have authorized expedited redemption on your account application form, simply call the Fund prior to 4:00 p.m. (Eastern time), and request the redemption proceeds be mailed to the commercial bank or registered broker-dealer you designated on your account application form. We will send your redemption amount to you on the next business day. We reserve the right at any time to change this redemption procedure or impose fees for this service.

        During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

        THROUGH AUTOMATIC WITHDRAWAL. If you have an account value of $2,500 or more in the Fund, you may redeem shares of the Fund on a monthly, quarterly, semi-annual or annual basis through the Automatic Withdrawal Plan (AWP). The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP application form available through the transfer agent. To participate in the AWP, you must have your dividends automatically reinvested. You may change or cancel the AWP at any time upon notice to the transfer agent. You should not buy A Shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSC when you redeem shares.

ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS

    MEDALLION SIGNATURE GUARANTEES. For your protection, a medallion signature guarantee is required for the following redemption requests: (a) redemption proceeds greater than $50,000; (b) redemption proceeds that are payable to someone other than the record owner of the account; or (c) redemption proceeds being mailed to an address other than the address of record on the account. A MEDALLION signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Notarized signatures or signature guarantees from financial institutions that are not participating in one of these programs will not be accepted.

EXCHANGE PRIVILEGE

    Shareholders of the Fund are entitled to exchange some or all of their shares of the Fund for shares of another fund of the LMCG Funds, subject to any applicable redemption fee. Shares that are exchanged will be valued at their respective net asset values computed as of the close of regular trading on the NYSE on the day the exchange is requested.

    An exchange of shares pursuant to the exchange privilege may result in a shareholder realizing a taxable gain or loss for income tax purposes. The exchange privilege is available to shareholders residing in any state in which the shares of the Fund being acquired may legally be sold. There is no charge for the exchange privilege. Any exchange, however, must meet the applicable minimum investment amount for the Fund into which the exchange is being made.

    REINVESTMENT PRIVILEGE. For 60 days after you sell shares of the Fund, you may reinvest your redemption proceeds in Fund shares at the then-current NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of the Fund. You or your financial intermediary must notify the transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

    TELEPHONE TRANSACTIONS. Shareholders automatically have the privilege of redeeming shares of the Fund by telephone. The Fund will employ reasonable procedures to verify the genuineness of telephone redemption requests, which may include recording telephone calls and requiring certain personal identification information. If reasonable procedures are not followed, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Fund's distributor or transfer agent will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. You should verify the accuracy of your account statements immediately after you receive them and contact the Fund if you question any activity in the account.

    INVESTING THROUGH FINANCIAL INTERMEDIARIES. Investors who purchase shares through a financial intermediary will be subject to the procedures of their financial intermediary, which may include charges, limitations, investment minimums, cutoff times for purchase and redemption requests, and restrictions in addition to, or different from, those generally applicable to Fund shareholders. Any such charges would reduce the return on an investment in the Fund. Investors should acquaint themselves with their financial intermediary's procedures and should read this prospectus in conjunction with any material and information provided by their financial intermediary. Investors who purchase the Fund's shares though a financial intermediary may or may not be the shareholder of record. Financial intermediaries are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

    Certain shareholder services, such as periodic investment programs, may not be available to customers of financial intermediaries or may differ in scope from programs generally available to Fund shareholders. Shareholders should contact their financial intermediary for further information. The Fund may confirm purchases and redemptions of a financial intermediary's customers directly to the intermediary, which in turn should provide its customers with confirmation and periodic statements. The Fund is not responsible for the failure of any financial intermediary to carry out its obligations to its customer.

    In certain cases, the Fund may authorize intermediaries to accept orders on the Fund's behalf up to the time at which the NAV is determined. If those orders are transmitted to the Fund and paid for in accordance with established procedures, they will be priced at the NAV next determined after the request is received by the intermediary in the form required.

    OTHER POLICIES.  In addition --

    - The Fund considers orders to be in "proper form" when all required documents are properly completed, signed and received.

    - The Fund reserves the right to reject any purchase order, including exchanges from other LMCG Funds.

    - At any time, the Fund may change any of its purchase or redemption procedures, and may suspend the sale of its shares.

    - The Fund may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

    - The Fund typically will send redemption amounts to you within seven days after you redeem shares. The Fund may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

    - To limit Fund expenses, the Fund does not currently issue share certificates.

    - The Fund may temporarily stop redeeming shares if:

        - the New York Stock Exchange is closed;

        - trading on the New York Stock Exchange is restricted;

        - an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

        - the Securities and Exchange Commission orders the Fund to suspend redemptions.

    - The Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder will pay transaction costs to dispose of these securities.

    - The Fund may redeem your account if its value falls below $1,000 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

SALES CHARGES AND RELATED PROGRAMS

SALES CHARGES

    You can purchase A Shares at the NAV plus an initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge and commissions paid to selected dealers are as follows:

                                     SALES CHARGE AS A
                                       PERCENTAGE OF
                                   ---------------------        DEALER
                                                  NET      REALLOWANCE AS A
                                      YOUR       ASSET      PERCENTAGE OF
AMOUNT OF PURCHASE                 INVESTMENT    VALUE      OFFERING PRICE
------------------                 ----------   --------   ----------------
Less than $25,000................     5.50%       5.82%        5.00%
$25,000 to $49,999...............     5.25%       5.54%        4.75%
50,000 to $99,999................     4.50%       4.71%        4.00%
$100,000 to $249,999.............     3.50%       3.63%        3.25%
$250,000 to $499,999.............     2.50%       2.56%        2.25%
$500,000 to $999,999.............     1.50%       1.52%        1.25%
$1,000,000 or more...............   None*       None*      (see below)**

* No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on redemptions within one year of this type of purchase.

** The distributor will pay a 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

    The distributor may pay the entire commission to dealers.

SALES CHARGE REDUCTIONS

    Sales charges may be reduced or eliminated in the following circumstances. For further information on sales charge reductions, call the Fund at 1-866-468-6337.

    LETTER OF INTENT. If you intend to purchase at least $25,000 of A Shares of the Fund, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Fund's transfer agent that you have a Letter of Intent each time you make an investment.

    You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. Your shares will be held subject to a pledge for this purpose. The custodian will release the pledge at the end of the 13 months unless you do not complete your intended investment.

    QUANTITY DISCOUNTS. You may combine purchases of A Shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your financial intermediary or the Fund's transfer agent to qualify.

    RIGHT OF ACCUMULATION. You may add the value of any A Shares of the Fund you already own to the amount of your next investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your financial intermediary or the transfer agent to qualify. Certain financial intermediaries may not offer these programs or may impose conditions or fees to use these programs. You should consult with your financial intermediary prior to purchasing the Fund's shares.

    OTHER CIRCUMSTANCES. We may waive some or all of the initial sales charge for the following types of purchasers:

    1. individuals with an investment account or relationship with the investment adviser;

    2. full-time employees and retired employees of the investment adviser or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

    3. registered broker-dealers that have entered into selling agreements with the distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

    4. individuals who reinvest a distribution from a qualified retirement plan for which the investment adviser serves as investment adviser;

    5. banks and other financial intermediaries that have entered into agreements with the Fund, the investment adviser or the distributor to provide shareholder services for their customers that are Fund shareholders (including customers of such banks and other financial intermediaries, and the immediate family members of such customers);

    6. financial planners who charge a fee for their advisory services or employee benefit plan consultants acting for the accounts of their clients; and

    7. customers of LPM Investment Services, Inc. ("LPM") investing with proceeds of a redemption at net asset value, within the preceding 60 days, of shares of another mutual fund (which is not one of the LMCG Funds) on which the investor has paid a front-end sales charge to LPM.

    REDEMPTION FEE AND CDSC. You will be assessed a redemption fee of 0.75% (expressed as a percentage of the amount you are redeeming) if you redeem the Fund's shares within 180 days after investing. This fee is intended to protect the Fund's long-term shareholders, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee, which is paid to the Fund, is not a deferred sales charge, and is not a commission paid to the investment adviser, the distributor, or their respective affiliates. The Fund will use the "first-in, first-out"(FIFO) method to determine the 180-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is 180 days or less, the fee will be charged.

    You pay a CDSC when you redeem A Shares that were bought as part of an investment of at least $1 million within one year of buying them. The CDSC is based on the original net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower. You will not pay a CDSC to the extent that the value of the redeemed shares represents
(1) reinvestment of dividends or capital gain distributions; or (2) capital appreciation of shares redeemed. When you redeem shares, the Fund will assume that you first are redeeming shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time.

    The Fund will waive the CDSC payable upon redemption of Fund shares for:

    - redemptions made within one year after the death of a shareholder or registered joint owner;

    - minimum required distributions made from an IRA or other retirement plan account after you reach age 70;

    - involuntary redemptions made by the Fund.

RULE 12B-1 FEES

    The Fund has adopted a Rule 12b-1 plan that allows the Fund to pay fees for services provided to shareholders. Under the plan, the Fund may pay an annual fee of up to 0.25% of the average daily net assets of A Shares to pay for certain shareholder services provided by financial intermediaries that have agreements with the Fund or the Fund's distributor to provide such services. The plan is a "compensation" type plan.

    Because the fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in the Fund and may cost a shareholder more than paying other types of sales charges.

    In addition to Rule 12b-1-related payments, the investment adviser may, from time to time, make payments to banks, broker-dealers or other financial intermediaries for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The investment adviser or distributor may make such payments out of its own resources, without additional cost to the Fund or its shareholders. In certain cases, such as in the case of sub-transfer agency services, the Fund may contract for, and pay for, these services directly.

SHAREHOLDER INFORMATION

PRICING YOUR SHARES

    The NAV is the value of a single share of the Fund. The Fund's NAV is calculated on each day the New York Stock Exchange is open (a "business day").

    When you buy or sell shares you do so at the Fund's NAV next calculated after the Fund accepts your order. Purchase or sale orders received by the Fund's transfer agent or an authorized financial intermediary and accepted by the Fund before the close of business that day will be executed at the Fund's NAV on that day. Orders received after that time will be executed at the Fund's NAV at the close of the next business day.

    The Fund calculates its NAV as of the close of regular session trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time). If the New York Stock Exchange closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time.

    The NAV is calculated by (1) taking the current value of the Fund's total assets, (2) subtracting the liabilities and expenses of the Fund, and
(3) dividing that amount by the total number of shares outstanding. The NAV of the Fund is generally based on the market value of the securities held in the Fund. If market values are not available, the fair value of securities as determined in good faith by, or using procedures approved by, the Board of Trustees of the Fund.

DIVIDENDS

    It is currently contemplated that dividends of the Fund's net investment income, if any, will be declared and paid annually. In the event that the Fund's Board of Trustees changes the dividend policy, shareholders will be notified. Net capital gain, if any, realized by the Fund will be distributed at least annually. Unless a shareholder elects payment in cash, all dividend and capital gain distributions of the Fund are automatically reinvested in additional full and fractional shares of the Fund at the NAV as of the payment date of the distribution.

    BUYING A DIVIDEND. If you purchase shares shortly before a distribution, you will be taxed on the distribution, even though it represents a return of your investment. To avoid this result, check the Fund's distribution schedule before you invest.

TAXES

    Dividends derived from the Fund's net investment income and short-term capital gains are generally taxable to a shareholder as ordinary income. Distributions of net capital gain (that is, the excess of net capital gains from capital assets held more than one year over the net losses from capital assets held for not more than one year), if any, realized by the Fund are taxable to shareholders of the Fund as a long-term capital gain (taxable, in the case of an individual shareholder, at a maximum rate of 20%), regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. Distributions are taxable whether received in cash or reinvested in additional Fund shares.

    The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

    Any gain resulting from the sale, exchange, or redemption of shares will generally also be subject to tax. You should consult your tax adviser regarding specific questions as to federal, state and local taxes.

    Required tax information will be provided annually. You are encouraged to retain copies of your account statements or year-end statements for tax reporting purposes. However, if you have incomplete records, you may obtain historical account transaction information at a reasonable fee.

MANAGEMENT

INVESTMENT ADVISER

    Lee Munder Investments Ltd., 231 Royal Palm Way, Palm Beach FL 33480, the investment advisory arm of the Lee Munder Capital Group, is the Fund's investment adviser. The investment adviser oversees the Fund's program, places orders for the Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales.

    The investment adviser was organized in January 2000 and is registered with the SEC. In addition to the Fund, the investment adviser provides investment advisory services to other LMCG Funds, private accounts and, as of September 30, 2000, had approximately $500 million under management. Lee P. Munder is Chairman of the investment adviser. Mr. Munder formerly was the founder and chief executive officer of Munder Capital Management.

    For its services, the investment adviser receives an annual fee of 0.80% of the Fund's average daily net assets. The investment adviser has contractually undertaken to reduce Fund expenses (by paying certain expenses and/or waiving fees) so that the Fund's total operating expenses for the first 12 months of its operations will not exceed 1.40%. Thereafter, any such expense reductions will be voluntary and may be reduced or eliminated at any time upon notifying investors.

    PORTFOLIO MANAGEMENT. The full advisory staff of the investment adviser contributes to the investment management services provided to the Fund. Lee P. Munder, Adam L. Munder and Ryan J. Munder, however, are primarily responsible for the day-to-day investment management of the Fund. Before founding the investment adviser, Mr. Lee Munder was founder and chief executive officer of Munder Capital Management. Before joining the investment adviser as an associate in February 2000, Mr. Adam Munder was a marketing associate at Johnson & Johnson since June 1998 and previously was an associate at Munder Capital Management. Before joining the investment adviser as an associate in February 2000, Mr. Ryan Munder was an analyst at BlackRock Financial Management from July 1998 through May 1999 and previously was an associate at Munder Capital Management.

DISTRIBUTOR

    Funds Distributor, Inc. acts as distributor of the Fund's shares.

LMCG FUNDS
-------------------------------------------------------------------

FOR MORE INFORMATION

    More information on the Fund is available upon request, including the following:

    SHAREHOLDER REPORTS. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

    STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI includes more information about the Fund and its policies. The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered a part of) this prospectus.

    You may request free copies of these materials, along with other information about the Fund and make shareholder inquiries by contacting:

LMCG Funds
231 Royal Palm Way
Palm Beach FL 33480
TELEPHONE: 1-866-468-6337
INTERNET SITE: http://www.leemunder.com

    Text-only versions of the Fund's prospectus can be viewed online or downloaded from Lee Munder Investments Ltd. (http://www.leemunder.com). The Fund's prospectus and other documents pertaining to the Fund also can be viewed online or downloaded from the SEC (http://www.sec.gov).

    You also can review and copy information about the Fund, including the SAI, at the SEC's public reference room in Washington, DC. For a duplicating fee, you may obtain copies of this information by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at publicinfo@sec.gov. For more information about these services, call the SEC at 1-202-942-8090.

    LMCG Funds' investment company registration number is 811-10069.

                                                  Filed pursuant to Rule 497(e)



                                   LMCG FUNDS

                           LMCG SMALL CAP GROWTH FUND
                            LMCG MID CAP GROWTH FUND
                        LMCG SMALL CAP TAX-SENSITIVE FUND
                                    A Shares

                       SUPPLEMENT DATED DECEMBER 28, 2000
                    TO THE PROSPECTUS DATED DECEMBER 28, 2000



As described on page 20 of the prospectus, A Shares of the Funds are sold with a maximum front-end sales charge of 5.50% (applied when an investment is made), subject to certain exceptions. Until March 31, 2001 or such later date as the distributor in its sole discretion shall determine, the distributor has voluntarily agreed to waive the sales charge on A Shares. As a result, during the waiver period the distributor will not pay sales charge reallowances to financial institutions through which A Shares are purchased. This waiver program does not affect other Fund policies described in the prospectus, including the Funds' right to reject purchase orders.

                                                  Filed pursuant to Rule 497(e)


                                   LMCG FUNDS

                              LMCG TECHNOLOGY FUND
                                    A Shares

                       SUPPLEMENT DATED DECEMBER 28, 2000
                    TO THE PROSPECTUS DATED DECEMBER 28, 2000



As described on page 15 of the prospectus, A Shares of the Fund are sold with a maximum front-end sales charge of 5.50% (applied when an investment is made), subject to certain exceptions. Until March 31, 2001 or such later date as the distributor in its sole discretion shall determine, the distributor has voluntarily agreed to waive the sales charge on A Shares. As a result, during the waiver period the distributor will not pay sales charge reallowances to financial institutions through which A Shares are purchased. This waiver program does not affect other Fund policies described in the prospectus, including the Fund's right to reject purchase orders.